ORGANIZATION (Details 2)	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 VIEs USD ($)	Dec. 31, 2013 VIEs CNY	Dec. 31, 2012 VIEs CNY	Dec. 31, 2011 VIEs CNY
Organization
Pledge or collateralization of assets		0
Current assets:
Cash and cash equivalents	55,849,000	338,092,000	317,137,000	392,535,000	52,387,000	592,706,000	12,786,000	77,400,000	69,503,000
Accounts receivable (net of allowance for doubtful accounts of RMB 24,369 and RMB 11,894 (US$1,965) as of December 31, 2012 and 2013, respectively)	50,587,000	306,237,000	230,199,000				49,217,000	297,947,000	219,324,000
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	1,965,000	11,894,000	25,545,000	2,809,000	4,220,000		1,965,000	11,894,000	24,369,000
Prepaid expenses and other current assets	8,351,000	50,549,000	31,240,000				4,274,000	25,871,000	23,393,000
Deferred tax assets	1,172,000	7,096,000	13,626,000				1,081,000	6,546,000	12,878,000
Amounts due from inter-companies							1,041,000	6,300,000
Amounts due from a related party	23,000	141,000	8,640,000				23,000	141,000
Total current assets	129,963,000	786,751,000	600,842,000				68,422,000	414,205,000	325,098,000
Non-current assets:
Property and equipment, net							30,577,000	185,107,000	123,877,000
Cloud infrastructure construction in progress	2,021,000	12,236,000					942,000	5,705,000
Intangible assets, net	919,000	5,563,000	3,368,000				777,000	4,702,000
Long term investments	3,543,000	21,450,000	15,136,000				1,256,000	7,603,000	6,103,000
Deferred tax assets	284,000	1,719,000	6,166,000				99,000	602,000	4,602,000
Long term deposits and other non-current assets	5,919,000	35,829,000	13,847,000				736,000	4,458,000	3,676,000
Total non-current assets	62,841,000	380,417,000	300,048,000				34,387,000	208,177,000	138,258,000
TOTAL ASSETS							102,809,000	622,382,000	463,356,000
Current liabilities:
Accounts payable	33,657,000	203,750,000	106,399,000				33,117,000	200,483,000	103,261,000
Accrued employee benefits	7,255,000	43,922,000	36,084,000				5,525,000	33,448,000	26,441,000
Accrued expenses and other payables	25,947,000	157,075,000	57,773,000				11,745,000	71,095,000	48,776,000
Income tax payable	1,718,000	10,399,000	22,537,000				954,000	5,777,000	15,200,000
Liabilities for uncertain tax positions	1,906,000	11,540,000	11,786,000				1,040,000	6,296,000	4,050,000
Amounts due to inter-companies							39,081,000	236,584,000	208,743,000
Amounts due to related parties	142,000	862,000	1,062,000				139,000	844,000	1,044,000
Deferred government grant	4,024,000	24,360,000					4,024,000	24,360,000
Total current liabilities	84,560,000	511,908,000	235,641,000				95,625,000	578,887,000	407,515,000
Non-current liabilities:
Deferred government grant	4,024,000	24,360,000	3,360,000						3,360,000
Total non-current liabilities	351,000	2,127,000	3,360,000						3,360,000
Total liabilities							95,625,000	578,887,000	410,875,000
Net revenues
-Third party customers	182,243,000	1,103,243,000	801,189,000	618,422,000			150,446,000	910,757,000	745,835,000	600,203,000
-Inter-companies							24,223,000	146,640,000	12,588,000	2,353,000
-A related party customer			12,543,000						12,543,000
Net profit/ (loss)	(5,654,000)	(34,229,000)	(16,991,000)	20,463,000			(2,108,000)	(12,761,000)	20,406,000	43,723,000
Income from discontinued operations (including gain on disposal of Shanghai JNet)				31,977,000						31,977,000
Net cash provided by operating activities	20,060,000	121,437,000	31,898,000	58,666,000			16,114,000	97,554,000	51,059,000	94,710,000
Net cash used in investing activities	$ (18,645,000)	(112,872,000)	(99,602,000)	(192,379,000)			$ (14,810,000)	(89,657,000)	(49,933,000)	(73,873,000)